                               INVESTMENT ADVISER
                                Value Line, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                   DISTRIBUTOR
                           Value Line Securities, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                 CUSTODIAN BANK
                       State Street Bank and Trust Company
                      225 Franklin Street, Boston, MA 02110

                           SHAREHOLDER SERVICING AGENT
                  State Street Bank and Trust Company c/o NFDS
                   P.O. Box 419729, Kansas City, MO 64141-6729

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                 1177 Avenue of the Americas, New York, NY 10036

                                  LEGAL COUNSEL
                            Peter D. Lowenstein, Esq.
                         Two Greenwich Plaza, Suite 100
                               Greenwich, CT 06830

                               BOARD OF DIRECTORS
                 Jean Bernhard Buttner       Leo R. Futia
                    Charles E. Reed      Paul Craig Roberts
                               John W. Chandler

                                    OFFICERS
                 Jean Bernhard Buttner       F. Barry Nelson
                CHAIRMAN AND PRESIDENT       VICE PRESIDENT
                                David T. Henigson
                       VICE PRESIDENT, SECRETARY/TREASURER
                                Richard Cunniffe
                                 VICE PRESIDENT
                  Jack M. Houston            Stephen La Rosa
                     ASSISTANT                  ASSISTANT
                SECRETARY/TREASURER        SECRETARY/TREASURER


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

     This unaudited report is issued for the information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the
Distributor).                                                          VLF506100


                          -----------------------------

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 1995

                           ---------------------------



                                   VALUE LINE
                                   CONVERTIBLE
                                   FUND, INC.



                                     [LOGO]

                                   VALUE LINE
                                  MUTUAL FUNDS

[LOGO]                     TO OUR VALUE LINE CONVERTIBLE FUND, INC. SHAREHOLDERS
--------------------------------------------------------------------------------


TO OUR SHAREHOLDERS:

We are pleased to report that the performance of the Value Line Convertible Fund, Inc. for the 12 months through October 31, 1995, was excellent. The Fund's total return was 14.29%, in the top third of 35 convertible funds tracked by Lipper Analytical Services.*

In accordance with its charter, your Fund has obtained superior returns from traditional convertible bonds and preferred stocks that can be exchanged, at the holder's discretion, for shares of common stock. Some convertible funds, in contrast, have invested directly in common stocks, which inherently carry more risk than convertibles. Other funds have taken positions in securities with mandatory conversion features, such as Automatically Convertible Equity Securities (ACES), Dividend Enhanced Convertible Stock (DECS), and Preferred Equity Redemption Cumulative Stock (PERCS), which lack the favorable risk/reward characteristics of traditional convertibles.

Bull markets in both fixed-income securities and equities have buoyed the prices of convertible securities in 1995. The returns from your Fund have exceeded those from "straight" (i.e., non-convertible) bonds and preferred stocks.

As of October 31, 1995, your Fund was virtually fully invested in convertibles:
92.7% (with most of the remainder in cash and cash equivalents). The cash position was as much as 30% at times during the past year, following market surges when we took advantage of opportunities to weed out issues that no longer appeared attractive.

In terms of yield and credit risk, your Fund's profile is excellent. The yield remains similar to that of the convertible market as a whole and is much higher than that of the average convertible fund, indicating that the portfolio as a whole is tilted toward neither equity nor bond sensitivity. Of rated issues in the Fund, the average credit rating of BB is nearly investment grade. This level of credit quality is similar to that of convertibles in general, given that few large corporations with top creditworthiness issue these securities.

In making investment decisions, your Fund continues to rely on the Value Line Timeliness-TM- Ranking System, introduced in 1965 as a feature of THE VALUE LINE INVESTMENT SURVEY. Of the 1,700 stocks covered, more than 300 have convertibles outstanding. In addition, we are now using the new Performance-TM- Ranking System, which was developed for the "Expanded Edition" of THE VALUE LINE INVESTMENT SURVEY. That new publication reviews 1,800 mostly smaller-capitalization stocks, over 100 of which have convertibles. The Timeliness-TM- and Performance-TM- Ranks of the underlying common stocks are incorporated into the Value Line Convertible Ranking System, which identifies attractively priced convertibles that can be exchanged for favorably ranked stocks.

Looking ahead, we are essentially neutral toward both stocks and bonds. We take comfort, however, from the yields of convertibles, which suggest higher total



* THE TOTAL RETURN OF 14.29% FOR THE VALUE LINE CONVERTIBLE FUND, INC. FOR THE 12 MONTHS ENDED OCTOBER 31, 1995, WAS 10TH HIGHEST AMONG 35 CONVERTIBLE FUNDS TRACKED BY LIPPER ANALYTICAL SERVICES. FOR THE FIVE YEARS THROUGH SEPTEMBER 30, 1995, THE FUND'S COMPOUNDED ANNUAL RETURN OF 14.23% WAS 12TH AMONG 19 CONVERTIBLE FUNDS, ACCORDING TO LIPPER. OVER THE 10-YEAR PERIOD THROUGH SEPTEMBER 30, 1995, THE COMPOUNDED RETURN OF 11.03% ACHIEVED BY THE FUND WAS FIFTH AMONG FIVE CONVERTIBLE FUNDS TRACKED BY LIPPER FOR THE FULL 10 YEARS.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS; THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE; AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE VALUE LINE CONVERTIBLE FUND, INC. CHARGES NEITHER SALES NOR REDEMPTION FEES.

returns from this sector than from equities if the stock market weakens.

We thank you for your interest in the Value Line Convertible Fund, and we look forward to serving your investment needs in the future.

                                             Yours truly

                                        /s/ Jean Bernhard Buttner

                                             Jean Bernhard Buttner
                                             Chairman and President

December 8, 1995





PERFORMANCE DATA*:

                       AVERAGE ANNUAL  GROWTH OF AN ASSUMED
                        TOTAL RETURN   INVESTMENT OF $10,000
                       --------------  ---------------------
1 year ended
  9/30/95. . . . . . .    15.55%             $ 11,555

5 years ended
  9/30/95. . . . . . .    14.23%             $ 19,450

10 years ended
  9/30/95. . . . . . .    11.03%             $ 28,480


* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.


--------------------------------------------------------------------------------

                              ECONOMIC OBSERVATIONS

Most signs now point to a slowdown in the rate of economic growth over the next several months. Several key industrial indicators are now trending lower, and this is causing manufacturers to become more cautious in their outlook. At the same time, consumers, burdened with a heavy debt load, are becoming more selective in their purchasing plans. Not surprisingly, retailers are not stocking their shelves the way they did earlier in the business expansion. Taken together, these developments suggest that the economy, which grew by better than 4% in the third quarter, will expand by little more than half that rate in the final three months of 1995 and the opening quarter of 1996.

Moreover, we think the economy will retain this calm, orderly growth character throughout 1996. Perhaps the most distinguishing characteristic of the five-year-old business expansion has been the notable lack of excess on the growth side. Thus, while the automobile industry, the housing sector, and the key industrial markets have all participated in the advance, none has veered out of control. As a result, potentially inflationary labor and raw-materials shortages have not developed. Hence, the Federal Reserve, which has had to respond to higher prices in the past by clamping down hard on the monetary brakes, has been able to be more gentle this time around.

On balance, we think little will change over the next several quarters. Specifically, we would look for growth and inflation to hold within a comforting 2%-3% band. We also see interest rates remaining near current levels, with a further slight decline being perhaps more likely than an increase. Finally, we expect corporate profits to edge higher, on balance, over the next 12 to 15 months. Altogether, this scenario should not presage troubling times for equity- or fixed-income-market participants in the months ahead, nor should it lull investors into thinking future gains will come easily.

VALUE LINE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                             OCTOBER 31, 1995

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS &
NOTES (70.9%)
            AIR TRANSPORT (4.5%)
$  500,000  AMR Corp. 6 1/8%, 11/1/24. . . . . . . . .      $  490,625
 1,000,000  Air Express International
              Corp. 6%, 1/15/03. . . . . . . . . . . .       1,030,000
 1,000,000  Delta Air Lines Inc. 3.23%,
              6/15/03. . . . . . . . . . . . . . . . .         881,250
                                                            ----------
                                                             2,401,875
            BANK (2.8%)
   500,000  Banco De Galicia Y
              Buenos Aires S.A. 7%, 8/1/02 . . . . . .         403,750
 1,000,000  Fifth Third Bancorp 4 1/4%
              1/15/98. . . . . . . . . . . . . . . . .       1,066,250
                                                            ----------
                                                             1,470,000
            BROADCASTING/CABLE
            TV (1.5%)
   750,000  Scandinavian Broadcasting
            Systems S.A. 7.25%, 8/1/05 . . . . . . . .         801,562

            BUILDING & CONTRUCTION (1.5%)
 1,500,000  Empresas ICA Sociedad
              Controlodora S.A. de C.V.
              5%, 3/15/04  . . . . . . . . . . . . .           802,500

            COMPUTER AND
            PERIPHERALS (0.9%)
   500,000  Conner Peripherals, Inc.
            6 1/2%, 3/1/02 . . . . . . . . . . . . . .         486,875

            COMPUTER SOFTWARE
            & SERVICES (8.1%)
 4,500,000  Automatic Data Processing,
              Inc. zero coupon, 2/20/12. . . . . . . .       2,143,125
   250,000  C-Cube Microsystems, Inc.
              5 7/8%, 11/1/05. . . . . . . . . . . . .         310,313
 2,250,000  Softkey International,
              Inc. 5 1/2%, 11/1/00*. . . . . . . . . .       1,890,000
                                                            ----------
                                                             4,343,438
            DIVERSIFIED COMPANIES (3.7%)
 1,360,000  Thermo Electron Corp. 5%, 4/15/01. . . . .       1,975,400

            DRUG (0.9%)
$  500,000  IVAX Corp. 6 1/2%, 11/15/01. . . . . . . .      $  492,500

            ELECTRICAL EQUIPMENT (1.7%)
 1,000,000  Magnetek, Inc. 8%, 9/15/01 . . . . . . . .         930,000

            ENVIRONMENTAL (1.0%)
   500,000  United States Filter Corp. 6%,
              9/15/05* . . . . . . . . . . . . . . . .         527,500

            HOTEL/GAMING (0.9%)
   500,000  Argosy Gaming Corp. 12%, 6/1/01. . . . . .         491,250

            INDUSTRIAL SERVICES (1.0%)
   500,000  Career Horizons Inc. 7%, 11/1/02*. . . . .         507,500

            INSURANCE-DIVERSIFIED (4.4%)
 1,500,000  AEGON N.V. 4 3/4%, 11/1/04 . . . . . . . .       2,011,875
 1,000,000  Mutual Risk Management Ltd.
              zero coupon, 10/30/15* . . . . . . . . .         350,000
                                                            ----------
                                                             2,361,875
            MACHINERY (5.1%)
 1,000,000  Albany International Corp.
              5 1/4%, 3/15/02. . . . . . . . . . . . .         917,500
 1,450,000  Raymond Corp. 6 1/2%,
              12/15/03 . . . . . . . . . . . . . . . .       1,816,125
                                                            ----------
                                                             2,733,625
            MEDICAL SUPPLIES (1.2%)
   500,000  AMSCO International, Inc.
              6 1/2%, 10/15/02 . . . . . . . . . . . .         477,500
   150,000  Bindley Western Industries,
              Inc. 6 1/2%, 10/1/02 . . . . . . . . . .         153,375
                                                            ----------
                                                               630,875
            METALS AND
            MINING-DIVERSIFIED (0.7%)
   500,000  Agnico-Eagle Mines Ltd.
              3 1/2%, 1/27/04. . . . . . . . . . . . .         383,750

            OFFICE EQUIPMENT AND
            SUPPLIES (1.0%)
   500,000  Staples, Inc. 4 1/2%, 10/1/00* . . . . . .         508,750


                                        4



--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

            PAPER AND
            FOREST PRODUCTS (1.0%)
$  500,000  Sappi Ltd. 7 1/2%, 8/1/02. . . . . . . . .      $  508,125

            PETROLEUM-INTEGRATED (1.8%)
 1,000,000  USX-Marathon Group 7%, 6/15/17 . . . . . .         937,500

            PRECISION INSTRUMENTS (1.3%)
   500,000  Thermo Instrument Systems, Inc.
              3 3/4%, 9/15/00. . . . . . . . . . . . .         680,000

            REIT (4.8%)
   500,000  Camden Property Trust
              7.33%, 4/1/01. . . . . . . . . . . . . .         473,125
 1,500,000  Haagan (Alexander) Properties
              Inc. 7 1/2%, 1/15/01 . . . . . . . . . .       1,237,500
 1,000,000  Malan Realty Investors, Inc.
              9 1/2%, 7/15/04. . . . . . . . . . . . .         848,750
                                                            ----------
                                                             2,559,375
            RECREATION (4.2%)
 2,125,000  Coleman Worldwide Corp.
              zero coupon, 5/27/13 . . . . . . . . . .         642,812
   500,000  Sports & Recreation, Inc.
              4 1/4%, 11/1/00. . . . . . . . . . . . .         336,250
 1,233,700  Time Warner, Inc. 8 3/4%
              1/10/15. . . . . . . . . . . . . . . . .       1,283,048
                                                            ----------
                                                             2,262,110
            RETAIL-SPECIAL LINES (4.4%)
   500,000  General Host Corp. 8%,
              2/15/02 Sub Nt. Conv.. . . . . . . . . .         460,625
   700,000  Pier 1 Imports, Inc. 6 7/8%, 4/1/02. . . .         719,250
 1,250,000  Waban, Inc. 6 1/2%, 7/1/02 . . . . . . . .       1,171,875
                                                            ----------
                                                             2,351,750
            RETAIL STORE (3.8%)
 1,050,000  Carter Hawley Hale Stores, Inc.
              6 1/4%, 12/31/00 . . . . . . . . . . . .       1,044,750
   500,000  Federated Department Stores,
              Inc. 9.72%, 2/15/04. . . . . . . . . . .         500,000
   500,000  Federated Department Stores,
              Inc. 5%, 10/1/03 . . . . . . . . . . . .         492,500
                                                            ----------
                                                             2,037,250


--------------------------------------------------------------------------------
PRINCIPAL AMOUNT
OR SHARES                                                   VALUE
--------------------------------------------------------------------------------

            SECURITIES BROKERAGE (2.6%)
$1,450,000  Waterhouse Investor Services,
              Inc. 6%,12/15/03 . . . . . . . . . . . .     $ 1,382,937

            SEMICONDUCTOR (5.5%)
   100,000  Integrated Device Technology, Inc.
              5 1/2%, 6/1/02 . . . . . . . . . . . . .          98,000
 1,750,000  Motorola, Inc. zero coupon, 9/27/13. . . .       1,406,563
   500,000  National Semiconductor Corp.
              6 1/2%, 10/1/02* . . . . . . . . . . . .         491,250
 1,000,000  VLSI Technology, Inc. 8 1/4%,
              10/1/05. . . . . . . . . . . . . . . . .         951,250
                                                            ----------
                                                             2,947,063
            TELECOMMUNICATIONS
            SERVICE (0.6%)
   925,000  United States Cellular Corp.
              zero coupon, 6/15/15 . . . . . . . . . .         326,063
                                                            ----------

            TOTAL CONVERTIBLE
            CORPORATE BONDS & NOTES
              (Cost $37,205,567) . . . . . . . . . . .      37,841,448
                                                            ----------

CONVERTIBLE PREFERRED STOCKS (22.8%)
            AIR TRANSPORT (1.0%)
    10,000  Delta Air Lines Inc.
              Series "C" $3.50 Pfd.. . . . . . . . . .         553,750

            COMPUTER SOFTWARE
            & SERVICES (4.4%)
    35,000  General Motors Corp.
              Series "C" $3.25 Pfd.. . . . . . . . . .       2,345,000

            INSURANCE-DIVERSIFIED (1.1%)
    10,000  Penncorp Financial
              Group, Inc. $3.375 Pfd.. . . . . . . . .         602,500

            INSURANCE-LIFE (1.8%)
    20,000  Conseco, Inc. Series "D" $3.25 Pfd.. . . .         960,000


                                        5



--------------------------------------------------------------------------------

SHARES                                                     VALUE
--------------------------------------------------------------------------------
            METALS AND
            MINING-DIVERSIFIED (1.0%)
    20,000  Freeport-McMoran Copper &
              Gold Inc. $1.75 Pfd. . . . . . . . . . .      $  505,000

            NATURAL GAS-DIVERSIFIED (0.9%)
    10,000  Valero Energy Corp. $3.125 Pfd.. . . . . .         503,750

            PAPER & FOREST PRODUCTS (2.0%)
    22,200  James River Corp. of Virginia Series "K"
              exchangeable $3.375 Pfd. . . . . . . . .       1,090,575

            PETROLEUM-INTEGRATED (5.0%)
    40,000  Occidental Petroleum Corp.
              $3.00 Pfd. . . . . . . . . . . . . . . .       2,260,000
     8,100  USX-Marathon Group $3.25 Pfd.. . . . . . .         382,725
                                                            ----------
                                                             2,642,725
            PETROLEUM-PRODUCING (1.0%)
    20,000  Lomak Petroleum, Inc. 8 1/8%
              Exchange Pfd.* . . . . . . . . . . . . .         505,000

            R.E.I.T. (0.9%)
    20,000  Security Capital Pacific Trust
              Series "A" $1.75 Pfd.. . . . . . . . . .         475,000

            RETAIL-SPECIAL LINES (0.7%)
    10,000  TJX Companies, Inc.
              Series "C" $3.125 Pfd. . . . . . . . . .         400,000

            STEEL-INTEGRATED (2.2%)
    12,000  WHX Corporation
              Series "A" $3.25 Pfd.. . . . . . . . . .         529,500
    15,000  WHX Corporation
              Series "B" $3.75 Pfd.. . . . . . . . . .         630,000
                                                            ----------
                                                             1,159,500
            TRUCKING/TRANSP.
            LEASING (0.8%)
     5,000  Interpool Inc. 5.75% Pfd.. . . . . . . . .         446,250
                                                            ----------
            TOTAL CONVERTIBLE
            PREFERRED STOCKS
             (Cost $11,445,263). . . . . . . . . . . .      12,189,050
                                                            ----------


--------------------------------------------------------------------------------
NO. OF WARRANTS OR
PRINCIPAL AMOUNT                                            VALUE
--------------------------------------------------------------------------------
WARRANTS (0.5%)

    10,000  Bank of New York Inc.,
              expire 11/29/98. . . . . . . . . . . . .      $  267,500
                                                            ----------
            TOTAL WARRANTS
             (Cost $295,000) . . . . . . . . . . . . .         267,500
                                                            ----------
            TOTAL INVESTMENT
            SECURITIES (94.2%)
             (Cost $48,945,830). . . . . . . . . . . .      50,297,998
                                                            ----------

REPURCHASE AGREEMENT (7.3%)
(INCLUDING ACCRUED INTEREST)

$ 3,900,000 Collateralized by $3,615,000 U.S. Treasury
            Notes, 7 3/4%, due 2/15/01, with a value of
            $3,983,155 (With Morgan Stanley & Co.,
            Incorporated 5.85%, dated 10/31/95,
            due 11/1/95, delivery value
            $3,900,634). . . . . . . . . . . . . . . .       3,900,634

EXCESS OF LIABILITIES OVER CASH AND
RECEIVABLES (-1.5%). . . . . . . . . . . . . . . . . .        (805,132)
                                                            ----------
NET ASSETS (100.0%). . . . . . . . . . . . . . . . . .     $53,393,500
                                                           -----------
                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER OUTSTANDING SHARE ($53,393,500 DIVIDED BY
4,348,054 SHARES OUTSTANDING). . . . . . . . . . . . .     $     12.28
                                                           -----------
                                                           -----------

* PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933, THIS SECURITY CAN BE SOLD ONLY TO QUALIFIED INSTITUTIONAL INVESTORS.

+ NON-INCOME PRODUCING


                                               SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND
LIABILITIES AT
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:

  Investment securities, at value
    (Cost-$48,945,830) . . . . . . . . . . . . . . . .   $  50,297,998
  Repurchase agreements
    (Cost-$3,900,634)  . . . . . . . . . . . . . . . .       3,900,634
  Cash . . . . . . . . . . . . . . . . . . . . . . . .          70,408
  Receivable for securities sold . . . . . . . . . . .       1,884,934
  Interest and dividends receivable. . . . . . . . . .         567,151
  Receivable for capital shares sold . . . . . . . . .          21,594
                                                          ------------
      TOTAL ASSETS . . . . . . . . . . . . . . . . . .      56,742,719
                                                          ------------
LIABILITIES:

  Payable for securities purchased . . . . . . . . . .       3,283,383
  Payable for capital shares repurchased . . . . . . .           1,693
  Accrued expenses:
    Advisory fee . . . . . . . . . . . . . . . . . . .          34,565
    Other. . . . . . . . . . . . . . . . . . . . . . .          29,578
                                                          ------------
      TOTAL LIABILITIES. . . . . . . . . . . . . . . .       3,349,219
                                                          ------------
NET ASSETS   . . . . . . . . . . . . . . . . . . . . .      53,393,500
                                                          ------------
                                                          ------------
NET ASSETS CONSIST OF:
   Capital stock, at $1.00 par value
    (authorized 50,000,000, outstanding
    4,348,054 shares)  . . . . . . . . . . . . . . . .       4,348,054
   Additional paid-in capital. . . . . . . . . . . . .      49,114,266
   Undistributed investment income-net . . . . . . . .         267,690
   Accumulated net realized loss on
    investments. . . . . . . . . . . . . . . . . . . .      (1,688,678)
   Unrealized net appreciation of investments. . . . .       1,352,168
                                                          ------------
NET ASSETS   . . . . . . . . . . . . . . . . . . . . .   $  53,393,500
                                                          ------------
                                                          ------------

      NET ASSET VALUE, OFFERING AND
      REDEMPTION PRICE PER
      OUTSTANDING SHARE ($53,393,500
      DIVIDED BY 4,348,054 SHARES OUTSTANDING) . . . .   $       12.28
                                                          ------------
                                                          ------------


STATEMENT OF OPERATIONS FOR THE
SIX MONTHS ENDED
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:


Interest . . . . . . . . . . . . . . . . . . . . . . .   $   1,500,869
Dividends  . . . . . . . . . . . . . . . . . . . . . .         250,719
                                                          ------------
      TOTAL INCOME . . . . . . . . . . . . . . . . . .       1,751,588
                                                          ------------
EXPENSES:
Advisory fee . . . . . . . . . . . . . . . . . . . . .         203,396
Auditing and legal fees. . . . . . . . . . . . . . . .          22,061
Transfer agent . . . . . . . . . . . . . . . . . . . .          20,519
Registration and filing fees . . . . . . . . . . . . .          12,867
Printing and stationery. . . . . . . . . . . . . . . .          12,835
Directors' fees and expenses . . . . . . . . . . . . .           5,802
Custodian fees . . . . . . . . . . . . . . . . . . . .           6,661
Telephone  . . . . . . . . . . . . . . . . . . . . . .           4,457
Postage & other. . . . . . . . . . . . . . . . . . . .           4,305
                                                          ------------
      TOTAL EXPENSES . . . . . . . . . . . . . . . . .         292,903
                                                          ------------
INVESTMENT INCOME-NET. . . . . . . . . . . . . . . . .       1,458,685
                                                          ------------

REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS-NET:
   Realized Gain-Net . . . . . . . . . . . . . . . . .       1,396,988

   Change in Unrealized
    Appreciation . . . . . . . . . . . . . . . . . . .         708,587
                                                          ------------
NET REALIZED GAIN AND CHANGE IN
 UNREALIZED APPRECIATION ON
 INVESTMENTS . . . . . . . . . . . . . . . . . . . . .       2,105,575
                                                          ------------
NET INCREASE IN NET ASSETS FROM
 OPERATIONS. . . . . . . . . . . . . . . . . . . . . .   $   3,564,260
                                                          ------------
                                                          ------------


                                               SEE NOTES TO FINANCIAL STATEMETNS

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1995
(UNAUDITED), AND FOR THE YEAR ENDED APRIL 30, 1995
--------------------------------------------------------------------------------


                                                            SIX MONTHS
                                                               ENDED              YEAR
                                                         OCTOBER 31, 1995         ENDED
                                                            (UNAUDITED)       APRIL 30, 1995
                                                          -------------       --------------
OPERATIONS:
 Investment income-net . . . . . . . . . . . . . . . .    $  1,458,685        $  2,939,994
 Realized gain (loss) on investments-net . . . . . . .       1,396,988          (3,085,606)
 Change in unrealized appreciation . . . . . . . . . .         708,587           3,169,098
                                                          -------------       -------------
 Net increase in net assets from operations. . . . . .       3,564,260           3,023,486
                                                          -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Investment income-net . . . . . . . . . . . . . . . .      (1,439,021)         (3,046,333)
 Realized gains on investments . . . . . . . . . . . .           --             (1,656,367)
                                                          -------------       -------------
 Total distributions . . . . . . . . . . . . . . . . .      (1,439,021)         (4,702,700)
                                                          -------------       -------------

CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares. . . . . . . . . . .       5,874,391           9,276,461
 Net proceeds from reinvestment of distributions
  to shareholders. . . . . . . . . . . . . . . . . . .       1,173,826           3,984,512
 Cost of shares repurchased. . . . . . . . . . . . . .      (6,303,324)        (10,881,849)
                                                          -------------       -------------
 Increase from capital share transactions. . . . . . .         744,893           2,379,124
                                                          -------------       -------------

Total Increase . . . . . . . . . . . . . . . . . . . .       2,870,132             699,910

NET ASSETS:
 Beginning of period . . . . . . . . . . . . . . . . .      50,523,368          49,823,458
                                                          -------------       -------------
 End of period . . . . . . . . . . . . . . . . . . . .   $  53,393,500       $  50,523,368
                                                          -------------       -------------
                                                          -------------       -------------

Undistributed Investment Income-net, at end of period.   $     267,690       $     248,026
                                                          -------------       -------------
                                                          -------------       -------------


                                               SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. The Fund's securities are valued by an independent pricing service approved by the Fund's Board of Directors. Securities for which quotations are not available from the pricing service are valued at the mean between the latest available and representative asked and bid prices provided by dealers in such securities. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no federal income-tax or excise-tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting and Federal income-tax purposes on the identified cost basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles.

(E) AMORTIZATION. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2.  CAPITAL SHARE TRANSACTIONS.

Transactions in capital stock were as follows:

                                        Six Months
                                           Ended       Year Ended
                                      October 31, 1995  April 30,
                                        (UNAUDITED)       1995
                                        -----------    ----------
Shares sold. . . . . . . . . . . . . .    477,680       793,187
Shares issued to shareholders in
 reinvestment of dividends . . . . . .     95,578       351,729
                                        ----------    ----------
                                          573,258     1,144,916

Shares repurchased . . . . . . . . . .    508,774       924,107
                                        ----------    ----------
Net increase . . . . . . . . . . . . .     64,484       220,809
                                        ----------    ----------
                                        ----------    ----------

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding repurchase agreements, for the six months ended October 31, 1995, were as follows:

                                Six Months
                                   Ended
                             October 31, 1995
                                (UNAUDITED)
                             -----------------
PURCHASES:
Investment Securities          $ 31,509,367
                             -----------------
                             -----------------
SALES OR REDEMPTIONS:
Investment Securities          $ 22,109,194
                             -----------------
                             -----------------

At October 31, 1995, the aggregate cost of investment securities and repurchase agreement for Federal income-tax purposes was $52,846,464. The aggregate appreciation and depreciation of investments at October 31, 1995, based on a comparison of investment values and their costs for Federal income-tax purposes, was $2,583,524 and $1,231,356, respectively, resulting in a net appreciation of $1,352,168.

For Federal income-tax purposes, the Fund had a net capital-loss carryover at April 30, 1995, of approximately $1,277,569, which will expire in the year 2003. Realized losses incurred after October 31, if so elected by the Fund, are deemed to arise on the first day of the following fiscal year. The Fund incurred and elected to defer losses of approximately $1,808,039. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

4.   INVESTMENT ADVISORY CONTRACT,
     MANAGEMENT FEES,
     AND TRANSACTIONS WITH AFFILIATES

An advisory fee of $203,396 was paid or payable to Value Line, Inc. (the "Adviser"), for the six months ended October 31, 1995. This was computed at the rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund's shares are sold, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded. No reimbursement was required for the six months ended October 31, 1995.

A fee of $2,880 for printing services was paid to the Advisor for the six months ended October 31, 1995.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund.

The Advisor owned 494,195 shares of the Fund's capital stock, representing 11% of the outstanding shares at October 31, 1995. In addition, certain officers and directors of the Fund owned 4,886 shares of the Fund, representing .1% of the outstanding shares.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PER-SHARE DATA FOR A SHARE OF CAPITAL STOCK  OUTSTANDING THROUGHOUT EACH PERIOD:

                                                       SIX MONTHS
                                                          ENDED                  YEARS ENDED APRIL 30,
                                                      OCT. 31, 1995  -----------------------------------------------
                                                        (UNAUDITED)   1995     1994       1993      1992      1991
                                                      -------------  ------    ------    ------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .     $11.79    $12.26    $13.80    $12.24    $11.07    $10.90
                                                           --------  -------   -------   -------   -------   -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . .        .33       .74       .71       .62       .65       .62
  Net gains or losses on securities
  (both realized and unrealized) . . . . . . . . . . .        .49     ( .02)      .11      1.54      1.13       .38
                                                           --------  -------   -------   -------   -------   -------
  Total from investment operations . . . . . . . . . .        .82       .72       .82      2.16      1.78      1.00
                                                           --------  -------   -------   -------   -------   -------

LESS DISTRIBUTIONS:
  Dividends from investment income-net . . . . . . . .      ( .33)    ( .76)    ( .69)    ( .60)     (.61)    ( .83)
  Distributions from capital gains . . . . . . . . . .           -    ( .43)    (1.67)        -         -         -
                                                           --------  -------   -------   -------   -------   -------
  Total distributions. . . . . . . . . . . . . . . . .       (.33)    (1.19)    (2.36)    ( .60)    ( .61)    ( .83)
                                                           --------  -------   -------   -------   -------   -------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .     $12.28    $11.79    $12.26    $13.80    $12.24    $11.07
                                                           --------  -------   -------   -------   -------   -------
                                                           --------  -------   -------   -------   -------   -------
TOTAL RETURN . . . . . . . . . . . . . . . . . . . . .     6.97%+     6.53%     5.50%    18.16%    16.42%     9.98%
                                                           --------  -------   -------   -------   -------   -------
                                                           --------  -------   -------   -------   -------   -------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) . . . . . . .    $53,394   $50,523   $49,823   $43,936   $37,177   $36,553
Ratio of expenses to average net assets. . . . . . . .       1.09%*    1.08%     1.07%     1.10%     1.14%     1.19%
Ratio of net investment income to
 average net assets. . . . . . . . . . . . . . . . . .       5.42%*    6.13%     5.32%     4.80%     5.45%     5.50%
Portfolio turnover rate. . . . . . . . . . . . . . . .         54%+      87%      142%      146%      140%      216%

+ NOT ANNUALIZED.
* ANNUALIZED.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations." No consideration is given to achieving current income.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS'S sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking
System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City, and federal income taxes while avoiding undue risk to principal.

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds, and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1992 -- VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing primarily in a diversified portfolio of investment-grade debt securities.

1993 -- VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds, and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* ONLY AVAILABLE THROUGH THE PURCHASE OF THE GUARDIAN INVESTOR, A TAX-DEFERRED, VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.
--------------------------------------------------------------------------------
FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818,
24 HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.